SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

    NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                       Securities Act File No. 333-101750
                    Investment Company Act File No. 811-21219

                   EATON VANCE INSURED MUNICIPAL BOND FUND II
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                               Name of Registrant

                       255 STATE STREET, BOSTON, MA 02109
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                      Address of Principal Executive Office

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)  Title of Class of Securities to be Redeemed:

          AUCTION PREFERRED SHARES ("APS") SERIES A AND SERIES B

(2)  Date on Which the Securities are to be Redeemed:

          THE APS WILL BE REDEEMED ON THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS: SERIES A ON AUGUST 28, 2008 AND SERIES B ON AUGUST 25, 2008.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

          ARTICLE VII, PARAGRAPHS 4(a)(i), 4(b) AND 4(c) OF THE AMENDED BY-LAWS

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

          THE FUND INTENDS TO REDEEM, BY LOT (AS DETERMINED BY THE DEPOSITORY TRUST COMPANY), THE NUMBER OF OUTSTANDING APS SET FORTH BELOW:

              SERIES                         NUMBER OF SHARES
              ------                         ----------------

              A                              200

              B                              200

     Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

                                    SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 5th day of August 2008.

                                     EATON VANCE INSURED MUNICIPAL BOND FUND II


                                         By: /s/Maureen A. Gemma
                                             -------------------
                                             Name:  Maureen A. Gemma
                                             Title: Secretary